INCOME TAX EXPENSE (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Tax Credit Carryforward [Line Items]
Deferred Tax Asset Deductible Research and Development Expenditure	$ 34,419
Operating Loss Carryforwards, Expiration Date	2027
Unrecognized Tax Benefits, Income Tax Penalties Accrued	6	0
Canada [Member]
Tax Credit Carryforward [Line Items]
Non Capital Losses	87,969
U.S. federal [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward, Amount	9,096
Non Capital Losses	16,493
Provincial [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward, Amount	7,306
U.S. state [Member]
Tax Credit Carryforward [Line Items]
Non Capital Losses	$ 6,951